SHARE-BASED COMPENSATION	12 Months Ended
Feb. 29, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

25.         SHARE-BASED COMPENSATION

In June 2010, the Company adopted the 2010 Share Incentive Plan. The plan permits the grant of options to purchase the Class A common shares, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other instruments as deemed appropriate by the administrator under the plans. In August 2013, the Company amended and restated the 2010 Share Incentive Plan (the "Amendment"). Pursuant to the Amendment, the maximum aggregate number of Class A common shares that may be issued pursuant to all awards under the share incentive plan is equal to five percent (5%) of the total issued and outstanding shares as of the date of the Amendment. However, the shares reserved may be increased automatically if and whenever the unissued share reserve accounts for less than one percent (1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under this plan immediately after each such increase shall equal five percent (5%) of the then issued and outstanding shares.

25.         SHARE-BASED COMPENSATION - continued

Non-vested shares

During the year ended February 28, 2018, the Company granted 1,111,836 non-vested shares to employees and directors which generally vest annually in equal batches over a period of 1 to 10 years.

During the year ended February 28, 2019, the Company granted 2,801,437 non-vested shares to employees and directors which generally vest annual in equal batches over a period of 1 to 13 years.

During the year ended February 29, 2020, the Company granted 1,376,628 non-vested shares to employees and directors which generally vest annual in equal batches over a period of 1 to 8 years.

The activities of non-vested shares granted under the 2010 Share Incentive Plan are summarized as follows:

	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 28, 2017	13,101,006	15.62

Granted	1,111,836	74.63
Forfeited	187,719	27.95
Vested	2,375,107	14.81

Outstanding as of February 28, 2018	11,650,016	21.21

Granted	2,801,437	86.95
Forfeited	370,028	44.33
Vested	2,095,211	19.82

Outstanding as of February 28, 2019	11,986,214	36.11

Granted	1,376,628	121.85
Forfeited	813,036	40.86
Vested	2,277,114	33.82

Outstanding as of February 29, 2020	10,272,692	47.73

The Company recorded compensation expense of $44,330, $74,231 and $114,027 for the years ended February 28, 2018, 2019 and February 29, 2020 related to non-vested shares, respectively.

As of February 29, 2020, the unrecognized compensation expense related to the non-vested share awards amounted to $406,824, which will be recognized over a weighted-average period of 4.8 years. The total fair value of non-vested shares that vested during the years ended February 28, 2018, 2019 and February 29, 2020 was $35,175, $41,527 and $77,012, respectively.

25.         SHARE-BASED COMPENSATION - continued

Share options

Share options granted to employees and directors expire ranging from 10 to 12 years from the date of grant.

During the year ended February 28, 2018, the Company granted 89,160 share options to employees at exercise prices ranging from $40.05 to $102.00. These share options vest annually in equal batches over 4 years.

During the year ended February 28, 2019, the Company granted 23,000 share options to employees at exercise prices ranging from $107.67 to $109.98. These share options vest annually in equal batches over a period from 3 to 4 years.

During the year ended February 29, 2020, the Company granted 203,179 share options to employees at exercise prices ranging from $63.00 to $115.80. These share options vest annually in equal batches over a period from 3 to 4 years.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended	For the year ended	For the year ended
	February 28, 2018	February 28, 2019	February 29, 2020
Risk-free interest rate(1)	1.99%‑2.55%	2.89%‑2.92%	1.63%‑2.35%
Expected life (years)(2)	6.17‑6.25	6.00‑6.25	6.00‑6.25
Expected dividend yield(3)	0%	0%	0%
Volatility(4)	32.8%‑33.8%	34.0%‑34.5%	34.2%‑35.1%
Fair value of options at grant date per share	$28.69 to $38.71	$42.09 to $42.55	$43.53 to $72.09

(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term were based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Volatility

The volatility assumption was estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718. The Company begins to estimate the volatility assumption solely based on its historical information since October 2010.

25.         SHARE-BASED COMPENSATION-continued

Share options - continued

Share options activity for the years ended February 28, 2018, 2019 and February 29, 2020 was as follows:

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)

Outstanding as of February 28, 2017	1,338,882	20.12	9.48	30,954

Granted	89,160	59.50
Exercised	76,491	18.46
Forfeited	23,850	19.44

Outstanding as of February 28, 2018	1,327,701	22.87	8.56	120,040

Granted	23,000	108.57
Exercised	232,024	16.85
Forfeited	69,740	31.55

Outstanding as of February 28, 2019	1,048,937	25.50	7.73	85,318

Granted	203,179	79.42
Exercised	114,793	21.79
Forfeited	90,198	41.11

Outstanding as of February 29, 2020	1,047,125	35.03	7.25	134,183

Vested and expected to vest as of February 29, 2020	1,047,125	35.03	7.25	134,183
Exercisable as of February 29, 2020	366,547	24.27	6.37	50,914

The Company recorded compensation expense of $2,820, $3,046 and $3,916 for the years ended February 28, 2018, 2019 and February 29, 2020 related to share options, respectively.

Total intrinsic value of options exercised for the years ended February 28, 2018, 2019 and February 29, 2020 was $5,811, $19,863 and $12,139, respectively. The total fair value of options vested during the years ended February 28, 2018, 2019 and February 29, 2020 was $2,256, $2,764 and $3,225, respectively.

As of February 29, 2020, there was $15,643 unrecognized share-based compensation expense related to share options, which will be recognized over a weighted-average vesting period of 3.8 years.

The total compensation expense is recognized on a straight-line basis over the respective vesting periods. The Group recorded the related compensation expense of $47,150, $77,277 and $117,943 for the years ended February 28, 2018, 2019 and February 29, 2020, respectively.

25.         SHARE-BASED COMPENSATION - continued

Share options - continued

Table below shows the summary of share-based compensation expense:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020

Cost of revenues	$366	$706	$1,074
Selling and marketing expenses	5,037	10,454	19,356
General and administrative expenses	41,747	66,117	97,513

Total	$47,150	$77,277	$117,943